Financial risk management - Disclosure of trade receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	€ 45,657	€ 48,868
Loss allowance	(6,183)	(6,211)	€ (6,308)
Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	30,738	33,279
0-90 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	8,403	10,498
Loss allowance		(118)
90-180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	4,016	4,332
Loss allowance		(286)
>180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	2,500	759
Loss allowance		(5,807)
Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	51,840	55,079
Loss allowance	(6,183)
Gross carrying amount [member] | Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	30,738	33,279
Loss allowance	0
Gross carrying amount [member] | 0-90 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	8,602	10,616
Loss allowance	(199)
Gross carrying amount [member] | 90-180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	4,552	4,618
Loss allowance	(536)
Gross carrying amount [member] | >180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	7,948	€ 6,566
Loss allowance	€ (5,448)